VIRTUS Newfleet Short Duration High Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2025
($ reported in thousands)

	Par Value	Value
Corporate Bonds and Notes—89.1%
Communication Services—8.9%
CCO Holdings LLC
144A 6.375%, 9/1/29(1)	$3,880	$3,933
144A 7.375%, 3/1/31(1)	5,300	5,409
CSC Holdings LLC 144A 11.250%, 5/15/28(1)	4,610	3,668
DIRECTV Financing LLC
144A 5.875%, 8/15/27(1)	4,611	4,638
144A 8.875%, 2/1/30(1)	475	481
144A 8.875%, 2/1/30(1)	415	420
DISH Network Corp. 144A 11.750%, 11/15/27(1)	2,895	3,013
Frontier Communications Holdings LLC 144A 5.875%, 10/15/27(1)	2,500	2,508
Gray Media, Inc.
144A 9.625%, 7/15/32(1)	3,320	3,446
144A 7.250%, 8/15/33(1)	1,190	1,216
McGraw-Hill Education, Inc. 144A 5.750%, 8/1/28(1)	5,945	5,976
Millennium Escrow Corp. 144A 6.625%, 8/1/26(1)	6,140	5,917
Nexstar Media, Inc. 144A 5.625%, 7/15/27(1)	8,914	8,938
Outfront Media Capital LLC 144A 7.375%, 2/15/31(1)	2,350	2,487
Sinclair Television Group, Inc. 144A 8.125%, 2/15/33(1)	4,215	4,402
Univision Communications, Inc.
144A 8.000%, 8/15/28(1)	4,025	4,169
144A 7.375%, 6/30/30(1)	1,700	1,728
		62,349

Consumer Discretionary—7.5%
Aptiv Swiss Holdings Ltd. 6.875%, 12/15/54	4,040	4,214
Carnival Corp. 144A 7.000%, 8/15/29(1)	5,260	5,521
Churchill Downs, Inc. 144A 6.750%, 5/1/31(1)	4,020	4,168
Clarios Global LP 144A 6.750%, 2/15/30(1)	150	157
Ford Motor Credit Co. LLC
6.950%, 3/6/26	1,000	1,002
7.350%, 11/4/27	6,310	6,586
6.800%, 5/12/28	600	626
Great Canadian Gaming Corp. 144A 8.750%, 11/15/29(1)	1,725	1,742
Light & Wonder International, Inc. 144A 7.250%, 11/15/29(1)	1,550	1,592
New Home Co., Inc. (The)
144A 9.250%, 10/1/29(1)	3,025	3,157
144A 8.500%, 11/1/30(1)	340	350
Newell Brands, Inc.
6.375%, 9/15/27	8,836	8,884
	Par Value	Value

Consumer Discretionary—continued
6.375%, 5/15/30	$1,785	$1,743
Ontario Gaming GTA LP 144A 8.000%, 8/1/30(1)	3,535	3,352
Polaris, Inc. 5.600%, 3/1/31	1,860	1,879
Taylor Morrison Communities, Inc. 144A 5.750%, 11/15/32(1)	205	211
Under Armour, Inc. 144A 7.250%, 7/15/30(1)	2,665	2,668
Wayfair LLC 144A 7.250%, 10/31/29(1)	35	37
Weekley Homes LLC 144A 4.875%, 9/15/28(1)	4,920	4,852
		52,741

Consumer Staples—2.7%
Albertsons Cos., Inc.
144A 4.875%, 2/15/30(1)	3,125	3,099
144A 5.500%, 3/31/31(1)	1,730	1,748
Coty, Inc. 144A 6.625%, 7/15/30(1)	3,890	3,985
Post Holdings, Inc.
144A 6.250%, 2/15/32(1)	4,595	4,721
144A 6.375%, 3/1/33(1)	3,282	3,315
Primo Water Holdings, Inc. 144A 6.250%, 4/1/29(1)	2,000	2,010
		18,878

Energy—14.7%
Alliance Resource Operating Partners LP 144A 8.625%, 6/15/29(1)	6,535	6,889
Antero Midstream Partners LP
144A 5.750%, 1/15/28(1)	1,135	1,137
144A 6.625%, 2/1/32(1)	4,350	4,503
Blue Racer Midstream LLC 144A 7.000%, 7/15/29(1)	5,005	5,220
Buckeye Partners LP 144A 6.750%, 2/1/30(1)	4,045	4,246
Caturus Energy LLC 144A 8.500%, 2/15/30(1)	3,645	3,796
Civitas Resources, Inc.
144A 8.375%, 7/1/28(1)	3,585	3,694
144A 8.750%, 7/1/31(1)	1,260	1,307
Coronado Finance Pty Ltd. 144A 9.250%, 10/1/29(1)	3,555	3,294
Delek Logistics Partners LP 144A 7.125%, 6/1/28(1)	2,000	2,011
Energy Transfer LP 8.000%, 5/15/54	6,540	6,981
Genesis Energy LP
7.750%, 2/1/28	3,360	3,374
8.875%, 4/15/30	2,250	2,368
Hess Midstream Operations LP
144A 5.875%, 3/1/28(1)	3,500	3,566
144A 6.500%, 6/1/29(1)	2,720	2,809
	Par Value	Value

Energy—continued
Hilcorp Energy I LP
144A 6.250%, 11/1/28(1)	$2,125	$2,137
144A 6.000%, 4/15/30(1)	4,500	4,373
Kodiak Gas Services LLC 144A 6.500%, 10/1/33(1)	2,785	2,844
Magnolia Oil & Gas Operating LLC 144A 6.875%, 12/1/32(1)	4,375	4,497
Noble Finance II LLC 144A 8.000%, 4/15/30(1)	3,305	3,434
South Bow Canadian Infrastructure Holdings Ltd. 7.625%, 3/1/55	3,740	3,898
Sunoco LP 144A 7.000%, 9/15/28(1)	6,964	7,183
Tidewater, Inc. 144A 9.125%, 7/15/30(1)	1,890	2,028
Transocean International Ltd.
144A 8.750%, 2/15/30(1)	3,263	3,409
144A 7.875%, 10/15/32(1)	180	188
Transocean Titan Financing Ltd. 144A 8.375%, 2/1/28(1)	1,445	1,476
USA Compression Partners LP 144A 7.125%, 3/15/29(1)	6,490	6,718
Venture Global LNG, Inc.
144A 8.125%, 6/1/28(1)	3,905	3,955
144A 9.875%, 2/1/32(1)	1,970	2,035
		103,370

Financials—25.0%
Albion Financing 1 S.a.r.l. 144A 7.000%, 5/21/30(1)	4,000	4,175
Alliant Holdings Intermediate LLC 144A 6.750%, 4/15/28(1)	5,950	6,058
American National Group, Inc. 7.000%, 12/1/55	1,035	1,036
Apollo Debt Solutions BDC 6.900%, 4/13/29	6,110	6,406
Arsenal AIC Parent LLC 144A 8.000%, 10/1/30(1)	1,555	1,650
Ascent Resources Utica Holdings LLC 144A 6.625%, 10/15/32(1)	5,225	5,395
Azorra Finance Ltd. 144A 7.250%, 1/15/31(1)	3,005	3,149
Block, Inc.
6.500%, 5/15/32	5,665	5,891
144A 5.625%, 8/15/30(1)	1,605	1,638
Cipher Compute LLC 144A 7.125%, 11/15/30(1)	250	255
DBR Land Holdings LLC 144A 6.250%, 12/1/30(1)	1,740	1,780
Endo Finance Holdings, Inc. 144A 8.500%, 4/15/31(1)	4,015	4,244
F&G Annuities & Life, Inc. 6.500%, 6/4/29	4,205	4,381
See Notes to Schedule of Investments

VIRTUS Newfleet Short Duration High Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2025
($ reported in thousands)
	Par Value	Value

Financials—continued
Flutter Treasury DAC 144A 5.875%, 6/4/31(1)	$5,415	$5,490
Focus Financial Partners LLC 144A 6.750%, 9/15/31(1)	5,125	5,269
Froneri Lux FinCo S.a.r.l. 144A 6.000%, 8/1/32(1)	3,155	3,198
FS KKR Capital Corp. 6.875%, 8/15/29	5,770	5,817
GGAM Finance Ltd. 144A 6.875%, 4/15/29(1)	5,995	6,218
Global Atlantic Fin Co. 144A 7.950%, 10/15/54(1)	5,430	5,606
Grifols S.A. 144A 4.750%, 10/15/28(1)	5,015	4,953
Gulfport Energy Operating Corp. 144A 6.750%, 9/1/29(1)	5,940	6,134
HAT Holdings I LLC 144A 8.000%, 6/15/27(1)	275	285
Hilton Grand Vacations Borrower LLC 144A 5.000%, 6/1/29(1)	1,440	1,399
HUB International Ltd. 144A 7.250%, 6/15/30(1)	6,590	6,919
ION Platform Finance U.S., Inc.
144A 8.750%, 5/1/29(1)	3,160	3,201
144A 9.500%, 5/30/29(1)	1,705	1,727
JH North America Holdings, Inc. 144A 5.875%, 1/31/31(1)	4,395	4,486
Ladder Capital Finance Holdings LLLP 144A 4.750%, 6/15/29(1)	4,200	4,153
Liberty Mutual Group, Inc. 144A 4.125%, 12/15/51(1)	3,495	3,446
Maxam Prill S.a.r.l. 144A 7.750%, 7/15/30(1)	2,415	2,499
Merlin Entertainments Group U.S. Holdings, Inc. 144A 7.375%, 2/15/31(1)	1,305	1,162
Midcap Financial Issuer Trust 144A 6.500%, 5/1/28(1)	7,775	7,761
NCR Atleos Corp. 144A 9.500%, 4/1/29(1)	3,724	4,042
New Red Finance, Inc. 144A 6.125%, 6/15/29(1)	4,745	4,871
OneMain Finance Corp.
7.875%, 3/15/30	6,375	6,740
6.125%, 5/15/30	630	642
Opal Bidco SAS 144A 6.500%, 3/31/32(1)	2,690	2,755
Organon & Co. 144A 4.125%, 4/30/28(1)	4,350	4,239
Panther Escrow Issuer LLC 144A 7.125%, 6/1/31(1)	6,170	6,394
	Par Value	Value

Financials—continued
Phoenix Aviation Capital Ltd. 144A 9.250%, 7/15/30(1)	$3,295	$3,510
Rivers Enterprise Lender LLC 144A 6.250%, 10/15/30(1)	680	694
Rocket Cos., Inc. 144A 6.125%, 8/1/30(1)	3,375	3,489
SGUS LLC 144A 11.000%, 12/15/29(1)(2)	1,336	494
Standard Building Solutions, Inc. 144A 6.500%, 8/15/32(1)	3,605	3,711
Synergy Infrastructure Holdings LLC 144A 7.875%, 12/1/30(1)	2,030	2,105
Teva Pharmaceutical Finance Netherlands III B.V. 6.750%, 3/1/28	2,250	2,337
Trivium Packaging Finance B.V. 144A 8.250%, 7/15/30(1)	1,497	1,605
Virgin Media Vendor Financing Notes IV DAC 144A 5.000%, 7/15/28(1)	1,800	1,766
		175,175

Health Care—6.6%
Acadia Healthcare Co., Inc. 144A 5.500%, 7/1/28(1)	4,760	4,731
AdaptHealth LLC 144A 6.125%, 8/1/28(1)	4,685	4,720
AMN Healthcare, Inc. 144A 6.500%, 1/15/31(1)	1,420	1,420
Amneal Pharmaceuticals LLC 144A 6.875%, 8/1/32(1)	165	174
Cheplapharm Arzneimittel GmbH 144A 5.500%, 1/15/28(1)	2,737	2,700
CVS Health Corp. 7.000%, 3/10/55	4,180	4,385
DaVita, Inc. 144A 4.625%, 6/1/30(1)	4,319	4,200
DENTSPLY SIRONA, Inc. 8.375%, 9/12/55	3,285	3,075
Genmab A/S 144A 6.250%, 12/15/32(1)	260	267
LifePoint Health, Inc.
144A 9.875%, 8/15/30(1)	1,455	1,567
144A 11.000%, 10/15/30(1)	2,900	3,180
Medline Borrower LP
144A 6.250%, 4/1/29(1)	830	858
144A 5.250%, 10/1/29(1)	7,835	7,877
Prime Healthcare Services, Inc. 144A 9.375%, 9/1/29(1)	2,940	3,087
Solstice Advanced Materials, Inc. 144A 5.625%, 9/30/33(1)	205	207
	Par Value	Value

Health Care—continued
Tenet Healthcare Corp. 144A 5.500%, 11/15/32(1)	$3,515	$3,563
		46,011

Industrials—8.7%
Builders FirstSource, Inc. 144A 5.000%, 3/1/30(1)	3,530	3,520
Chart Industries, Inc. 144A 7.500%, 1/1/30(1)	4,720	4,919
Cimpress plc 144A 7.375%, 9/15/32(1)	5,125	5,227
Cornerstone Building Brands, Inc. 144A 9.500%, 8/15/29(1)	5,020	3,715
FTAI Aviation Investors LLC
144A 5.500%, 5/1/28(1)	1,350	1,351
144A 7.000%, 5/1/31(1)	3,225	3,396
Global Infrastructure Solutions, Inc. 144A 5.625%, 6/1/29(1)	4,850	4,850
Global Medical Response, Inc. 144A 7.375%, 10/1/32(1)	1,710	1,777
Herc Holdings, Inc.
144A 7.000%, 6/15/30(1)	3,990	4,199
144A 5.750%, 3/15/31(1)	145	147
Icahn Enterprises LP 144A 10.000%, 11/15/29(1)	2,750	2,748
Mauser Packaging Solutions Holding Co. 144A 7.875%, 4/15/30(1)	5,375	5,333
Neptune Bidco U.S., Inc.
144A 9.290%, 4/15/29(1)	5,085	5,094
144A 10.375%, 5/15/31(1)	340	349
TransDigm, Inc.
144A 6.750%, 8/15/28(1)	3,130	3,185
144A 6.875%, 12/15/30(1)	5,570	5,829
VoltaGrid LLC 144A 7.375%, 11/1/30(1)	2,070	2,051
WESCO Distribution, Inc. 144A 6.375%, 3/15/29(1)	3,205	3,310
		61,000

Information Technology—5.4%
Boost Newco Borrower LLC 144A 7.500%, 1/15/31(1)	6,025	6,404
Cloud Software Group, Inc. 144A 9.000%, 9/30/29(1)	5,035	5,244
Consensus Cloud Solutions, Inc. 144A 6.500%, 10/15/28(1)	5,900	5,928
Insight Enterprises, Inc. 144A 6.625%, 5/15/32(1)	5,075	5,217
IQVIA, Inc. 144A 6.250%, 6/1/32(1)	4,015	4,195
Rocket Software, Inc. 144A 9.000%, 11/28/28(1)	4,180	4,310
See Notes to Schedule of Investments

VIRTUS Newfleet Short Duration High Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2025
($ reported in thousands)
	Par Value	Value

Information Technology—continued
UKG, Inc. 144A 6.875%, 2/1/31(1)	$4,020	$4,130
WULF Compute LLC 144A 7.750%, 10/15/30(1)	2,450	2,524
		37,952

Materials—4.3%
Capstone Copper Corp. 144A 6.750%, 3/31/33(1)	4,095	4,251
Cleveland-Cliffs, Inc. 144A 7.625%, 1/15/34(1)	1,670	1,745
Fortescue Treasury Pty Ltd. 144A 5.875%, 4/15/30(1)	3,398	3,494
INEOS Quattro Finance 2 plc 144A 9.625%, 3/15/29(1)	5,315	3,681
LSB Industries, Inc. 144A 6.250%, 10/15/28(1)	10,250	10,234
Taseko Mines Ltd. 144A 8.250%, 5/1/30(1)	1,875	1,992
Windsor Holdings III LLC 144A 8.500%, 6/15/30(1)	4,317	4,560
		29,957

Real Estate—0.8%
Iron Mountain, Inc. 144A 5.250%, 7/15/30(1)	3,515	3,472
Millrose Properties, Inc. 144A 6.375%, 8/1/30(1)	2,095	2,144
		5,616

Utilities—4.5%
Alexander Funding Trust II 144A 7.467%, 7/31/28(1)	3,600	3,836
American Electric Power Co., Inc. 7.050%, 12/15/54	6,455	6,741
CenterPoint Energy, Inc. Series A 7.000%, 2/15/55	2,315	2,414
Ferrellgas LP 144A 5.875%, 4/1/29(1)	3,790	3,642
Lightning Power LLC 144A 7.250%, 8/15/32(1)	4,030	4,285
NGL Energy Operating LLC 144A 8.125%, 2/15/29(1)	1,340	1,391
Sempra 6.375%, 4/1/56	3,410	3,481
Spire, Inc. 6.250%, 6/1/56	1,355	1,348
	Par Value	Value

Utilities—continued
Vistra Operations Co. LLC 144A 6.875%, 4/15/32(1)	$4,020	$4,235
		31,373

Total Corporate Bonds and Notes (Identified Cost $618,910)		624,422

Leveraged Loans—8.2%
Chemicals—0.6%
Nouryon Finance B.V. 2024, Tranche B-1 (3-6 month Term SOFR + 3.250%) 7.036%, 4/3/28(3)	4,398	4,394
Financials—0.5%
Alliant Holdings Intermediate LLC 2025 (1 month Term SOFR + 2.500%) 6.216%, 9/19/31(3)	1,756	1,760
Pac Dac LLC (3 month Term SOFR + 3.250%) 7.108%, 10/28/30(3)	1,730	1,711
		3,471

Food / Tobacco—0.8%
Triton Water Holdings, Inc. 2025 (3 month Term SOFR + 2.250%) 5.922%, 3/31/28(3)	5,825	5,840
Gaming / Leisure—1.0%
Catawba Nation Gaming Authority Tranche B (1 month Term SOFR + 4.750%) 8.466%, 3/29/32(3)	2,240	2,290
Live Nation Entertainment, Inc. Tranche B (1 month Term SOFR + 2.000%) 5.734%, 10/21/32(3)	1,295	1,295
Playtika Holding Corp. Tranche B-1 (1 month Term SOFR + 2.864%) 6.581%, 3/13/28(3)	3,522	3,396
		6,981

Health Care—2.0%
Agiliti Health, Inc. 2023, Tranche B (3 month Term SOFR + 3.000%) 6.861%, 5/1/30(3)	3,559	3,479
Gainwell Acquisition Corp. Tranche B (3 month Term SOFR + 4.100%) 7.772%, 10/1/27(3)	4,556	4,468
LifePoint Health, Inc. Tranche B-2 (1 month Term SOFR + 3.500%) 7.335%, 5/16/31(3)	1,648	1,649
	Par Value	Value

Health Care—continued
Star Parent, Inc. Tranche B (3 month Term SOFR + 4.000%) 7.672%, 9/27/30(3)	$4,444	$4,447
		14,043

Information Technology—0.1%
SS&C Technologies Holdings, Inc. Tranche B-8 (1 month Term SOFR + 2.000%) 5.716%, 5/9/31(3)	828	833
Media / Telecom - Broadcasting—0.6%
CMG Media Corp. (3 month Term SOFR + 3.600%) 7.272%, 6/18/29(3)	4,294	3,996
Media / Telecom - Cable/Wireless Video—0.6%
Cogeco Communications Finance USA LP Tranche B-1 (1 month Term SOFR + 3.250%) 6.966%, 9/18/30(3)	4,480	4,315
Media / Telecom - Wireless Communications—0.4%
Cincinnati Bell, Inc. Tranche B-5 (1 month Term SOFR + 2.250%) 5.966%, 11/22/28(3)	2,932	2,935
Metals / Minerals—0.3%
Cloud Peak Energy Resources 12.000%, 5/3/27(4)	2,074	1,708
Service—1.3%
Husky Injection Molding Systems Ltd. (1-3 month Term SOFR + 3.750%) 7.466% - 7.590%, 2/15/29(3)	5,197	5,229
NAB Holdings LLC 2025 (3 month Term SOFR + 2.500%) 6.172%, 11/24/28(3)	4,313	4,114
		9,343

Total Leveraged Loans (Identified Cost $58,454)		57,859

See Notes to Schedule of Investments

VIRTUS Newfleet Short Duration High Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2025
($ reported in thousands)
	Shares	Value
Common Stock—0.0%
	Energy—0.0%
Cloud Peak Energy, Inc.(4)(5)(6)	40,020	$—
	Total Common Stock (Identified Cost $—)	—

	Total Long-Term Investments—97.3% (Identified Cost $677,364)	682,281

	TOTAL INVESTMENTS—97.3% (Identified Cost $677,364)	$682,281
	Other assets and liabilities, net—2.7%	18,889
	NET ASSETS—100.0%	$701,170

Abbreviations:
BDC	Business Development Companies
DAC	Designated Activity Company
LLC	Limited Liability Company
LLLP	Limited Liability Limited Partnership
LP	Limited Partnership
plc	Public Limited Company
S.a.r.l.	Société à responsabilité limitée
SOFR	Secured Overnight Financing Rate

Footnote Legend:
(1)
Security exempt from registration under Rule 144A
of the Securities Act of 1933. These securities may
be resold in transactions exempt from registration,
normally to qualified institutional buyers. At
December 31, 2025, these securities amounted to a
value of $528,173 or 75.3% of net assets.

(2)	Security in default; no interest payments are being received.
(3)
Variable rate security. Rate disclosed is as of
December 31, 2025. Information in parenthesis
represents benchmark and reference rate for each
security. Certain variable rate securities are not
based on a published reference rate and spread but
are determined by the issuer or agent and are based
on current market conditions, or, for
mortgage-backed securities, are impacted by the
individual mortgages which are paying off over
time. These securities do not indicate a reference
rate and spread in their descriptions.

(4)	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.
(5)	Non-income producing.
(6)	All or a portion of the security is restricted.

Country Weightings†
United States	85%
Canada	4
Ireland	2
Cayman Islands	2
Luxembourg	1
Netherlands	1
Australia	1
Other	4
Total	100%
† % of total investments as of December 31, 2025.
The following table summarizes the value of the Fund’s investments as of December 31, 2025, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at December 31, 2025	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Debt Instruments:
Corporate Bonds and Notes	$624,422	$624,422	$—
Leveraged Loans	57,859	56,151	1,708
Equity Securities:
Common Stock	—	—	— (1)
Total Investments	$682,281	$680,573	$1,708

(1)	Includes internally fair valued securities currently priced at zero ($0).
There were no securities valued using quoted prices (Level 1) at December 31, 2025.
There were no transfers into or out of Level 3 related to securities held at December 31, 2025.
Some of the Fund’s investments that were categorized as Level 3 may have been valued utilizing third party pricing information without adjustment. If applicable, such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of Level 3 investments.
Management has determined that the amount of Level 3 securities compared to total net assets is not material; therefore, the roll-forward of Level 3 securities and assumptions are not shown for the period ended December 31, 2025.
See Notes to Schedule of Investments

VIRTUS Newfleet Short Duration High Income Fund
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2025
Note 1. Security Valuation
The Fund’s Board of Trustees has designated the investment adviser as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Investment Company Act of 1940. The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
• Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
• Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
• Level 3 – prices determined using significant unobservable inputs (including the investment adviser’s Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Illiquid, restricted equity securities and illiquid private placements are internally fair valued by the investment adviser’s Valuation Committee, and are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange-Traded Funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt instruments, including convertible bonds, restricted securities, and leveraged loans are valued based on either evaluated or composite quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, activity of the underlying equities, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt instruments that are internally fair valued by the investment adviser’s Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options and futures, that are actively traded are valued at the last posted settlement price from the exchange where they are principally traded and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts, swaps, swaptions, options and equity-linked instruments, are valued based on model prices provided by independent pricing services or from dealer quotes. Depending on the derivative type and the specific terms of the transaction, these models vary and include observable inputs in actively quoted markets including but not limited to: underlying reference entity details, indices, spreads, interest rates, yield curves, dividend and exchange rates. These instruments are generally categorized as Level 2 in the hierarchy. Centrally cleared swaps listed or traded on a bilateral or trade facility platform, such as a registered exchange, are valued at the last posted settlement price determined by the respective exchange. These securities are generally categorized as Level 2 within the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the
Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual financial statements.